Investment Objectives and Goals	Jan. 31, 2026
FundX ETF
Prospectus [Line Items]
Risk/Return [Heading]	FundX ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The FundX ETF (the “Fund” or the “FundX ETF”) seeks to maximize capital appreciation over the long term without regard to income.
FundX Aggressive ETF
Prospectus [Line Items]
Risk/Return [Heading]	FundX Aggressive ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The FundX Aggressive ETF (the “Fund” or the “Aggressive ETF”) seeks to maximize capital appreciation over the long term without regard to income.
FundX Flexible ETF
Prospectus [Line Items]
Risk/Return [Heading]	FundX Flexible ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The FundX Flexible ETF (the “Fund or the “Flexible ETF”) seeks to generate total return, which is capital appreciation plus current income.
FundX Conservative ETF
Prospectus [Line Items]
Risk/Return [Heading]	FundX Conservative ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The FundX Conservative ETF (the “Fund” or “Conservative ETF”) seeks to obtain capital appreciation over the long term while at times providing a low level of current income to reduce portfolio volatility.
FundX Future Fund Opportunities ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The FundX Future Fund Opportunities ETF (the “Fund” or the “Future ETF”) seeks to provide capital appreciation.